Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment consisted of the following:

	September 30,	December 31,
(in thousands)	2023	2022
Pre-production tooling	$3,094	$3,094
Machinery and equipment	125	125
Leasehold improvements	113	113
Furniture and fixtures	25	25
Software and technology development asset	13	13

Total	3,370	3,370
Less: Accumulated depreciation	(2,787)	(2,044)

Total property and equipment, net	$583	$1,326

Property and equipment consisted of the following:

	December 31,
(in thousands)	2022	2021
Pre-production tooling	$3,094	$2,775
Machinery and equipment	125	243
Leasehold improvements	113	113
Furniture and fixtures	25	25
Software and technology development asset	13	—

Total	3,370	3,156
Less: Accumulated depreciation	(2,044)	(966)

Total property and equipment, net	$1,326	$2,190